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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

           Read instructions at end of form before preparing form.


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1.     Name and address of Issuer:

       Diversified Investors Strategic Variable Funds

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2.     The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes)                                                       [X]

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3.     Investment Company Act File Number: 811-07717


       Securities Act File Number: 333-08543

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4(a).  Last day of fiscal year for which this Form is filed:

            December 31, 2004

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4(b).  [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the Issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due

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4(c).  [ ] Check box if this is the last time the Issuer will be filing this
           Form.


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5.     Calculation of registration fee:

       (i)    Aggregate sale price of securities
              sold during the fiscal year pursuant
              to section 24(f):                                   $   24,261,196
                                                                   -------------

       (ii)   Aggregate price of securities
              redeemed or repurchased during
              the fiscal year:                     $  21,412,948
                                                    ------------

       (iii)  Aggregate price of securities
              redeemed or repurchased during
              any prior fiscal year ending no
              earlier than October 11, 1995
              that were not previously used
              to reduce registration fees
              payable to the Commission:           $           0
                                                    ------------


       (iv)   Total available redemption credits
              [add Items 5 (ii) and 5(iii)                        $   21,412,948
                                                                   -------------


       (v)    Net sales - If Item 5(i) is greater
              than Item 5(iv)[subtract Item 5(iv)
              from Item 5(i)]:                                    $    2,848,248
                                                                   -------------
       ----------------------------------------------------------
       (vi)   Redemption credits available for     $          (0)
              use in future years--If Item 5(i)     ------------
              is less than Item 5(iv)[subtract
              Item 5(iv) from Item 5(i):

       ----------------------------------------------------------

       (vii)  Multiplier for determining
              registration fee (See
              Instruction C.9):                                    X   .00011770
                                                                    ------------

       (viii) Registration fee due [multiply
              Item 5(v) by Item 5(vii)] (enter
              "0" if no fee is due):                               =$        335
                                                                   -------------

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6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________.


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7.     Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (See Instruction D):


                                                                 +$          0
                                                                   -----------

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8.     Total of the amount of the registration fee due plus any interest due
       [line 5(viii) plus line 7]:
                                                                 =$        335
                                                                   ===========

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9.     Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository:  March 28, 2005


           Method of Delivery:

                 [x] Wire Transfer
                 [ ] Mail or other means
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                                  SIGNATURES



       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


       By  (Signature and Title)(1) /s/  Robert. F. Colby
                                    ----------------------------
                                         Secretary


       Date   March 28, 2005
           ---------------------------



---------------------------
(1) Please print the name and title of the signing officer below the signature.


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24F2 Fees
Diversified Investors Strategic Variable Funds
For the Period ended December 31, 2004

                                       98875         98876         98877
                                       SHORT     INTERMEDIATE    INT/LONG       TOTAL
                                       -----     ------------    --------       -----
SVF'S

Proceeds from  issuance of shares     4,516,102     8,581,052    11,227,892   24,325,045
12/31/03 Cash Flow                       (4,614)      (20,570)      (38,665)     (63,849)
                                    -----------     ---------    ----------   -----------
Aggregate securities sold             4,511,488     8,560,482    11,189,227   24,261,196
                                                                              -----------

Value of shares redeemed              5,195,541     7,423,995     8,816,883   21,436,419
                                                                              -----------
12/31/03 Cash Flow                        1,679        10,402        11,390       23,471
                                    -----------     ---------    ----------   -----------
Net Change                            5,193,862     7,413,593     8,805,493   21,412,948
                                                                              -----------
                                    -----------     ---------    ----------
Net Change                             (682,374)    1,146,889     2,383,733    2,848,248
                                    ===========     =========    ==========   ----------
                                                                               2,848,248

Calculation of Fee:
Total change                        $ 2,848,248
                                    -----------
Calculation @ .0001177 per SEC      $    335.24
                                    ===========


Per Fund                                 (80.32)       134.99        280.57       335.24